Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Jennison Mid-Cap Growth Fund, Inc.
Entity Central Index Key	0001022624
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class A
Trading Symbol	PEEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 .
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
Y
ou can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US
.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class A	$108	1.04%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Mid-cap growth stocks, as represented by the
Fund’s benchmark, the Russell Midcap Growth Index (the “Index”), generated solid gains and outperformed the broad market, as represented by the S&P 500 Index.
■
Security selection within the real estate sector (especially real estate management) and energy sector (oil, gas & consumable fuels) added the most value relative to the Index. The Fund’s underweight to the materials sector and overweight to the communication services sector also bolstered results relative to the Index.
■
Stock selection within the information technology sector (driven by software), consumer discretionary sector (led by hotels, restaurants &
leisure), industrials sector (driven by aerospace & defense), and health care sector (led by health care equipment & supplies and life sciences tools & services) were the primary sources of underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	1.18%	6.06%	9.21%
Class A without sales charges	7.07%	7.27%	9.83%
S&P 500 Index*	15.88%	14.74%	14.60%
Russell Midcap Growth Index	26.42%	11.01%	12.96%
Russell Midcap Index	12.58%	12.02%	10.88%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,285,128,638
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 13,528,167
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS
OF
8/31/2025?

Fund’s net assets	$ 2,285,128,638
Number of fund holdings	73
Total advisory fees paid for the year	$ 13,528,167
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Software	13.1%
Hotels, Restaurants & Leisure	8.3%
Specialty Retail	7.0%
Biotechnology	6.1%
Affiliated Mutual Fund - Short-Term Investment (4.9% represents investments purchased with collateral from securities on loan)	5.8%
Aerospace & Defense	5.4%
Financial Services	4.7%
Capital Markets	4.6%
Entertainment	4.3%
Consumer Staples Distribution & Retail	3.6%
Oil, Gas & Consumable Fuels	3.4%
Health Care Equipment & Supplies	3.1%
Semiconductors & Semiconductor Equipment	2.8%
Electrical Equipment	2.8%
Independent Power & Renewable Electricity Producers	2.5%
Real Estate Management & Development	2.4%
Machinery	2.3%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
IT Services	2.3%
Health Care Providers & Services	2.1%
Textiles, Apparel & Luxury Goods	2.0%
Construction & Engineering	1.8%
Commercial Services & Supplies	1.7%
Health Care Technology	1.5%
Building Products	1.3%
Life Sciences Tools & Services	1.2%
Professional Services	1.2%
Communications Equipment	1.2%
Beverages	1.1%
Electronic Equipment, Instruments & Components	1.0%
Banks	1.0%
Broadline Retail	0.7%
Others*	0.4%
105.0%
Liabilities in excess of other assets	(5.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON MID-CAP GROWTH FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class C
Trading Symbol	PEGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class C	$203	1.97%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Mid-cap growth stocks, as represented by the
Fund’s benchmark, the Russell Midcap Growth Index (the “Index”), generated solid gains and outperformed the broad market, as represented by the S&P 500 Index.
■
Security selection within the real estate sector (especially real estate management) and energy sector (oil, gas & consumable fuels) added the most value relative to the Index. The Fund’s underweight to the materials sector and overweight to the communication services sector also bolstered results relative to the Index.
■
Stock selection within the information technology sector (driven by software), consumer discretionary sector (led by hotels, restaurants &
leisure), industrials sector (driven by aerospace & defense), and health care sector (led by health care equipment &
supplies
and life sciences
tools & services) were the primary sources of underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	5.03%	6.30%	8.96%
Class C without sales charges	6.03%	6.30%	8.96%
S&P 500 Index*	15.88%	14.74%	14.60%
Russell Midcap Growth Index	26.42%	11.01%	12.96%
Russell Midcap Index	12.58%	12.02%	10.88%
*The Fund compares its performance against this broad-based index in response to regulatory requirements
.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,285,128,638
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 13,528,167
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 2,285,128,638
Number of fund holdings	73
Total advisory fees paid for the year	$ 13,528,167
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Software	13.1%
Hotels, Restaurants & Leisure	8.3%
Specialty Retail	7.0%
Biotechnology	6.1%
Affiliated Mutual Fund - Short-Term Investment (4.9% represents investments purchased with collateral from securities on loan)	5.8%
Aerospace & Defense	5.4%
Financial Services	4.7%
Capital Markets	4.6%
Entertainment	4.3%
Consumer Staples Distribution & Retail	3.6%
Oil, Gas & Consumable Fuels	3.4%
Health Care Equipment & Supplies	3.1%
Semiconductors & Semiconductor Equipment	2.8%
Electrical Equipment	2.8%
Independent Power & Renewable Electricity Producers	2.5%
Real Estate Management & Development	2.4%
Machinery	2.3%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
IT Services	2.3%
Health Care Providers & Services	2.1%
Textiles, Apparel & Luxury Goods	2.0%
Construction & Engineering	1.8%
Commercial Services & Supplies	1.7%
Health Care Technology	1.5%
Building Products	1.3%
Life Sciences Tools & Services	1.2%
Professional Services	1.2%
Communications Equipment	1.2%
Beverages	1.1%
Electronic Equipment, Instruments & Components	1.0%
Banks	1.0%
Broadline Retail	0.7%
Others*	0.4%
105.0%
Liabilities in excess of other assets	(5.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON MID-CAP GROWTH FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R
Trading Symbol	JDERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Mid -Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R	$130	1.26%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Mid-cap growth stocks, as represented by the
Fund’s benchmark, the Russell Midcap Growth Index (the “Index”), generated solid gains and outperformed the broad market, as represented by the S&P 500 Index.
■
Security selection within the real estate sector (especially real estate management) and energy sector (oil, gas & consumable fuels) added the most value relative to the Index. The Fund’s underweight to the materials sector and overweight to the communication services sector also bolstered results relative to the Index.
■
Stock selection within the information technology sector (driven by software), consumer discretionary sector (led by hotels, restaurants &
leisure), industrials sector (driven by aerospace & defense), and health care sector (led by health care equipment & supplies and life sciences tools & services) were the primary sources of underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	6.72%	7.02%	9.61%
S&P 500 Index*	15.88%	14.74%	14.60%
Russell Midcap Growth Index	26.42%	11.01%	12.96%
Russell Midcap Index	12.58%	12.02%	10.88%
*The Fund compares its performance against this broad-based
index
in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,285,128,638
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 13,528,167
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 2,285,128,638
Number of fund holdings	73
Total advisory fees paid for the year	$ 13,528,167
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT
ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Software	13.1%
Hotels, Restaurants & Leisure	8.3%
Specialty Retail	7.0%
Biotechnology	6.1%
Affiliated Mutual Fund - Short-Term Investment (4.9% represents investments purchased with collateral from securities on loan)	5.8%
Aerospace & Defense	5.4%
Financial Services	4.7%
Capital Markets	4.6%
Entertainment	4.3%
Consumer Staples Distribution & Retail	3.6%
Oil, Gas & Consumable Fuels	3.4%
Health Care Equipment & Supplies	3.1%
Semiconductors & Semiconductor Equipment	2.8%
Electrical Equipment	2.8%
Independent Power & Renewable Electricity Producers	2.5%
Real Estate Management & Development	2.4%
Machinery	2.3%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
IT Services	2.3%
Health Care Providers & Services	2.1%
Textiles, Apparel & Luxury Goods	2.0%
Construction & Engineering	1.8%
Commercial Services & Supplies	1.7%
Health Care Technology	1.5%
Building Products	1.3%
Life Sciences Tools & Services	1.2%
Professional Services	1.2%
Communications Equipment	1.2%
Beverages	1.1%
Electronic Equipment, Instruments & Components	1.0%
Banks	1.0%
Broadline Retail	0.7%
Others*	0.4%
105.0%
Liabilities in excess of other assets	(5.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class Z
Trading Symbol	PEGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class Z	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Mid-cap growth stocks, as represented by the
Fund’s benchmark, the Russell Midcap Growth Index (the “Index”), generated solid gains and outperformed the broad market, as represented by the S&P 500 Index.
■
Security selection within the real estate sector (especially real estate management) and energy sector (oil, gas & consumable fuels) added the most value relative to the Index. The Fund’s underweight to the materials sector and overweight to the communication services sector also bolstered results relative to the Index.
■
Stock selection within the information technology sector (driven by software), consumer discretionary sector (led by hotels, restaurants &
leisure), industrials sector (driven by aerospace & defense), and health care sector (led by health care equipment & supplies and life sciences tools & services) were the primary sources of underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	7.36%	7.61%	10.17%
S&P 500 Index*	15.88%	14.74%	14.60%
Russell Midcap Growth Index	26.42%	11.01%	12.96%
Russell Midcap Index	12.58%	12.02%	10.88%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,285,128,638
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 13,528,167
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 2,285,128,638
Number of fund holdings	73
Total advisory fees paid for the year	$ 13,528,167
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Software	13.1%
Hotels, Restaurants & Leisure	8.3%
Specialty Retail	7.0%
Biotechnology	6.1%
Affiliated Mutual Fund - Short-Term Investment (4.9% represents investments purchased with collateral from securities on loan)	5.8%
Aerospace & Defense	5.4%
Financial Services	4.7%
Capital Markets	4.6%
Entertainment	4.3%
Consumer Staples Distribution & Retail	3.6%
Oil, Gas & Consumable Fuels	3.4%
Health Care Equipment & Supplies	3.1%
Semiconductors & Semiconductor Equipment	2.8%
Electrical Equipment	2.8%
Independent Power & Renewable Electricity Producers	2.5%
Real Estate Management & Development	2.4%
Machinery	2.3%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
IT Services	2.3%
Health Care Providers & Services	2.1%
Textiles, Apparel & Luxury Goods	2.0%
Construction & Engineering	1.8%
Commercial Services & Supplies	1.7%
Health Care Technology	1.5%
Building Products	1.3%
Life Sciences Tools & Services	1.2%
Professional Services	1.2%
Communications Equipment	1.2%
Beverages	1.1%
Electronic Equipment, Instruments & Components	1.0%
Banks	1.0%
Broadline Retail	0.7%
Others*	0.4%
105.0%
Liabilities in excess of other assets	(5.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON MID - CAP GROWTH FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R2
Trading Symbol	PEGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R2	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Mid-cap growth stocks, as represented by the
Fund’s benchmark, the Russell Midcap Growth Index (the “Index”), generated solid gains and outperformed the broad market, as represented by the S&P 500 Index.
■
Security selection within the real estate sector (especially real estate management) and energy sector (oil, gas & consumable fuels) added the most value relative to the Index. The Fund’s underweight to the materials sector and overweight to the communication services sector also bolstered results relative to the Index.
■
Stock selection within the information technology sector (driven by software), consumer discretionary sector (led by hotels, restaurants &
leisure), industrials sector (driven by aerospace & defense), and health care sector (led by health care equipment & supplies and life sciences tools & services) were the primary sources of underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	6.97%	7.23%	9.78% (1 2/27/2017 )
S&P 500 Index*	15.88%	14.74%	14.07%
Russell Midcap Growth Index	26.42%	11.01%	12.77%
Russell Midcap Index	12.58%	12.02%	10.06%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,285,128,638
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 13,528,167
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 2,285,128,638
Number of fund holdings	73
Total advisory fees paid for the year	$ 13,528,167
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Software	13.1%
Hotels, Restaurants & Leisure	8.3%
Specialty Retail	7.0%
Biotechnology	6.1%
Affiliated Mutual Fund - Short-Term Investment (4.9% represents investments purchased with collateral from securities on loan)	5.8%
Aerospace & Defense	5.4%
Financial Services	4.7%
Capital Markets	4.6%
Entertainment	4.3%
Consumer Staples Distribution & Retail	3.6%
Oil, Gas & Consumable Fuels	3.4%
Health Care Equipment & Supplies	3.1%
Semiconductors & Semiconductor Equipment	2.8%
Electrical Equipment	2.8%
Independent Power & Renewable Electricity Producers	2.5%
Real Estate Management & Development	2.4%
Machinery	2.3%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
IT Services	2.3%
Health Care Providers & Services	2.1%
Textiles, Apparel & Luxury Goods	2.0%
Construction & Engineering	1.8%
Commercial Services & Supplies	1.7%
Health Care Technology	1.5%
Building Products	1.3%
Life Sciences Tools & Services	1.2%
Professional Services	1.2%
Communications Equipment	1.2%
Beverages	1.1%
Electronic Equipment, Instruments & Components	1.0%
Banks	1.0%
Broadline Retail	0.7%
Others*	0.4%
105.0%
Liabilities in excess of other assets	(5.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON MID - CAP GROWTH FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R4
Trading Symbol	PEGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R4	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Mid-cap growth stocks, as represented by the
Fund’s benchmark, the Russell Midcap Growth Index (the “Index”), generated solid gains and outperformed the broad market, as represented by the S&P 500 Index.
■
Security selection within the real estate sector (especially real estate management) and energy sector (oil, gas & consumable fuels) added the most value relative to the Index. The Fund’s underweight to the materials sector and overweight to the communication services sector also bolstered results relative to the Index.
■
Stock selection within the information technology sector (driven by software), consumer discretionary sector (led by hotels, restaurants &
leisure), industrials sector (driven by aerospace & defense), and health care sector (led by health care equipment & supplies and life sciences tools & services) were the primary sources of underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	7.23%	7.48%	10.06% (12/27/2017)
S&P 500 Index*	15.88%	14.74%	14.07%
Russell Midcap Growth Index	26.42%	11.01%	12.77%
Russell Midcap Index	12.58%	12.02%	10.06%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,285,128,638
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 13,528,167
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 2,285,128,638
Number of fund holdings	73
Total advisory fees paid for the year	$ 13,528,167
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Software	13.1%
Hotels, Restaurants & Leisure	8.3%
Specialty Retail	7.0%
Biotechnology	6.1%
Affiliated Mutual Fund - Short-Term Investment (4.9% represents investments purchased with collateral from securities on loan)	5.8%
Aerospace & Defense	5.4%
Financial Services	4.7%
Capital Markets	4.6%
Entertainment	4.3%
Consumer Staples Distribution & Retail	3.6%
Oil, Gas & Consumable Fuels	3.4%
Health Care Equipment & Supplies	3.1%
Semiconductors & Semiconductor Equipment	2.8%
Electrical Equipment	2.8%
Independent Power & Renewable Electricity Producers	2.5%
Real Estate Management & Development	2.4%
Machinery	2.3%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
IT Services	2.3%
Health Care Providers & Services	2.1%
Textiles, Apparel & Luxury Goods	2.0%
Construction & Engineering	1.8%
Commercial Services & Supplies	1.7%
Health Care Technology	1.5%
Building Products	1.3%
Life Sciences Tools & Services	1.2%
Professional Services	1.2%
Communications Equipment	1.2%
Beverages	1.1%
Electronic Equipment, Instruments & Components	1.0%
Banks	1.0%
Broadline Retail	0.7%
Others*	0.4%
105.0%
Liabilities in excess of other assets	(5.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON MID - CAP GROWTH FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R6
Trading Symbol	PJGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R6	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Mid-cap growth stocks, as represented by the
Fund’s benchmark, the Russell Midcap Growth Index (the “Index”), generated solid gains and outperformed the broad market, as represented by the S&P 500 Index.
■
Security selection within the real estate sector (especially real estate management) and energy sector (oil, gas & consumable fuels) added the most value relative to the Index. The Fund’s underweight to the materials sector and overweight to the communication services sector also bolstered results relative to the Index.
■
Stock selection within the information technology sector (driven by software), consumer discretionary sector (led by hotels, restaurants &
leisure), industrials sector (driven by aerospace & defense), and health care sector (led by health care equipment & supplies and life sciences tools & services) were the primary sources of underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	7.48%	7.74%	10.33%
S&P 500 Index*	15.88%	14.74%	14.60%
Russell Midcap Growth Index	26.42%	11.01%	12.96%
Russell Midcap Index	12.58%	12.02%	10.88%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,285,128,638
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 13,528,167
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 2,285,128,638
Number of fund holdings	73
Total advisory fees paid for the year	$ 13,528,167
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Software	13.1%
Hotels, Restaurants & Leisure	8.3%
Specialty Retail	7.0%
Biotechnology	6.1%
Affiliated Mutual Fund - Short-Term Investment (4.9% represents investments purchased with collateral from securities on loan)	5.8%
Aerospace & Defense	5.4%
Financial Services	4.7%
Capital Markets	4.6%
Entertainment	4.3%
Consumer Staples Distribution & Retail	3.6%
Oil, Gas & Consumable Fuels	3.4%
Health Care Equipment & Supplies	3.1%
Semiconductors & Semiconductor Equipment	2.8%
Electrical Equipment	2.8%
Independent Power & Renewable Electricity Producers	2.5%
Real Estate Management & Development	2.4%
Machinery	2.3%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
IT Services	2.3%
Health Care Providers & Services	2.1%
Textiles, Apparel & Luxury Goods	2.0%
Construction & Engineering	1.8%
Commercial Services & Supplies	1.7%
Health Care Technology	1.5%
Building Products	1.3%
Life Sciences Tools & Services	1.2%
Professional Services	1.2%
Communications Equipment	1.2%
Beverages	1.1%
Electronic Equipment, Instruments & Components	1.0%
Banks	1.0%
Broadline Retail	0.7%
Others*	0.4%
105.0%
Liabilities in excess of other assets	(5.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets